Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash		$ 10,573
Prepaid consulting fees		30,000
Total Current Assets		40,573
Property and equipment, net of accumulated depreciation of $2,704 at December 31, 2021		44,420
License, net of accumulated amortization of $4,603 at December 31, 2021		74,653
TOTAL ASSETS		159,646
CURRENT LIABILITIES:
Accounts payable and accrued expenses		10,641,864	11,944,374
Obligations collateralized by receivables		206,236	295,811
Convertible debt, net		1,987,425	4,549,479
Notes payable		127,873	136,123
Notes payable - related parties		199,415	157,854
Small business administration loan		979,950	979,950
Derivative liability		11,904,070	21,713,986
Total Current Liabilities		26,046,833	39,777,577
TOTAL LIABILITIES		26,046,833	39,777,577
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Common stock; 35,000,000,000 and 35,000,000,000 shares authorized at $0.0001 par value, 17,592,057,165 and 13,701,742,065 shares issued, respectively; 17,403,876,165 and 13,513,561,065 shares outstanding, respectively		1,759,206	1,370,174
Additional paid-in capital		36,775,736	31,543,325
Treasury stock – 188,181,000 shares of common stock		(18,997)	(18,997)
Accumulated deficit		(64,404,388)	(72,673,335)
TOTAL STOCKHOLDERS’ DEFICIT		(25,887,187)	(39,777,577)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT		159,646
Redeemable Preferred Stock Series B [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock		160	160
Redeemable Preferred Stock Series C [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock
Redeemable Preferred Stock Series D [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock		100	100
Redeemable Preferred Stock Series E [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock		791	791
Redeemable Preferred Stock Series F [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock		180	180
Redeemable Preferred Stock Series G [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock		25	25
Redeemable Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock
Coroware, Inc. and Subsidiaries [Member]
CURRENT ASSETS:
Cash	$ 52,198	10,573
Prepaid consulting fees	21,389	30,000
Total Current Assets	73,587	40,573
Property and equipment, net of accumulated depreciation of $2,704 at December 31, 2021	40,590	44,420
License, net of accumulated amortization of $4,603 at December 31, 2021	157,995	74,653
TOTAL ASSETS	272,172	159,646
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,531,869	10,641,864
Obligations collateralized by receivables	206,236	206,236	282,553
Convertible debt, net	1,995,738	1,987,425
Notes payable	124,873	127,873
Notes payable - related parties	199,415	199,415
Small business administration loan	979,950	979,950
Derivative liability	12,475,165	11,904,070
Total Current Liabilities	26,513,246	26,046,833
TOTAL LIABILITIES	26,513,246	26,046,833
Commitments and contingencies
STOCKHOLDERS’ DEFICIT:
Common stock; 35,000,000,000 and 35,000,000,000 shares authorized at $0.0001 par value, 17,592,057,165 and 13,701,742,065 shares issued, respectively; 17,403,876,165 and 13,513,561,065 shares outstanding, respectively	1,865,136	1,759,206
Additional paid-in capital	37,365,456	36,775,736
Treasury stock – 188,181,000 shares of common stock	(18,997)	(18,997)
Accumulated deficit	(65,453,925)	(64,404,388)
TOTAL STOCKHOLDERS’ DEFICIT	(26,241,074)	(25,887,187)	$ (39,777,578)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	272,172	159,646
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series A [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series B [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	160	160
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series C [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series D [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	100	100
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series E [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	791	791
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series F [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	180	180
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series G [Member]
STOCKHOLDERS’ DEFICIT:
Redeemable convertible preferred stock	$ 25	$ 25